CHINA BIOLOGIC PRODUCTS HOLDINGS, INC. (PARENT COMPANY) - Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 229,342,343	$ 103,941,952	$ 102,183,885
Net cash used in investing activities	(180,144,228)	(558,945,397)	(60,895,217)
Net cash (used in) / provided by financing activities	(229,469,922)	571,304,139	(18,324,385)
Net (decrease) / increase in cash	(177,130,134)	119,543,711	35,571,315
Cash at beginning of year	338,880,559	219,336,848	183,765,533
Cash at end of year	161,750,425	338,880,559	219,336,848
Equity attributable to China Biologic Products Holdings, Inc. [Member]
Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	8,008,005	(6,211,606)	(3,830,330)
Net cash used in investing activities	(2,000,000)	(404,812,895)	(3,000,000)
Net cash (used in) / provided by financing activities	(100,396,015)	581,449,534	0
Net (decrease) / increase in cash	(94,388,010)	170,425,033	(6,830,330)
Cash at beginning of year	175,133,834	4,708,801	11,539,131
Cash at end of year	$ 80,745,824	$ 175,133,834	$ 4,708,801